Leases - Future minimum lease payments (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Operating Leases
2021		$ 1,462,045		$ 2,325,562
2022		801,800		1,360,130
2023		130,332		752,532
2024		134,054		124,068
2025		137,888		127,790
Thereafter		11,518		142,618
Total		2,677,637	$ 1,578,821	$ 4,832,700
Less imputed interest		197,263
Total		2,480,374
Reported as of December 31, 2020:
Accrued expenses and other liabilities		1,352,537
Operating lease liabilities	$ 1,828,496	1,127,837
Total		$ 2,480,374